Equity method investment	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment	Equity Method Investment
In August 2024, we acquired 12,000 shares in Peak Maritime for total consideration of $0.3 million. The acquired shares represent 40% of the issued shares of Peak Maritime. As the Company had the ability to exercise significant influence, we accounted for this investment in Peak Maritime as an equity method investment. On April 1, 2026, we have acquired an additional 14% interest in Peak Maritime and have consolidated the company since that date.

The table below sets forth the carrying value of our equity method investment:

	June 30, 2026	December 31, 2025
(in $ millions)
Opening balance	0.4	0.3
Share options expense to employees of acquiree (1)	—	0.1
Equity in net income (loss) (2)	—	—
Dividends received (3)	(0.1)
Step acquisition and consolidation from April 1, 2026 (note 9)	(0.3)	—
Closing balance	—	0.4
(1) This pertains to 40% of the share options granted by the Company to employees of 2020 Bulkers Management.

(2) Equity in net loss from equity method investment for the three months ended March 31, 2026 amounted to $6,000.
(3) This pertains to dividends declared by Peak Maritime in the three months ended March 31, 2026 and paid in May 2026.